Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 2,717.532	$ 2,185,532
Deferred tax assets not recognized	(2,717.532)	(2,185,532)
Net deferred tax asset